Debt (Amended senior secured credit facilities) (Details) - USD ($)		12 Months Ended
	Jun. 26, 2014	Dec. 31, 2017	Feb. 21, 2014
Revolving Credit Facility
Debt Instrument [Line Items]
Assets pledged as collateral		$ 3,700,000,000
Term Loan B | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, variable rate floor (as percent)		1.00%
Variable rate basis on debt issuance		LIBOR
Term Loan B | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 100,000,000	$ 100,000,000
Long-term line of credit		50,000,000
Line of credit facility, remaining borrowing capacity		$ 50,000,000
Line of credit facility, commitment fee percentage (as percent)		0.50%
Debt instrument, percentage increase in margin		3.00%
Term Loan B | Revolving Credit Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread (as percent)		2.25%
Term Loan B | Term Loans
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 1,800,000,000.0
Term Loan B | Term Loans | Eurodollar
Debt Instrument [Line Items]
Basis spread (as percent)		3.00%
Additional Term Loans | Term Loans
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,100,000,000.0
Debt instrument, periodic payment	$ 29,000,000
Line of Credit | Term Loan B
Debt Instrument [Line Items]
Long-term line of credit		$ 2,786,900,000